Securities - Schedule of Securities Gross Unrealized Loss Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	$ (1,681)
Fair Value, Less Than Twelve Months	87,187
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	0
Gross Unrealized Loss, Less Than Twelve Months		$ (187)
Fair Value, Less Than Twelve Months		54,881
Gross Unrealized Loss, More Than Twelve Months		0
Fair Value, More Than Twelve Months		0
Federal Home Loan Bank Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months		(6)
Fair Value, Less Than Twelve Months		6,018
Gross Unrealized Loss, More Than Twelve Months		0
Fair Value, More Than Twelve Months		0
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(99)
Fair Value, Less Than Twelve Months	9,387
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	0
Gross Unrealized Loss, Less Than Twelve Months		(37)
Fair Value, Less Than Twelve Months		12,000
Gross Unrealized Loss, More Than Twelve Months		0
Fair Value, More Than Twelve Months		0
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(1,582)
Fair Value, Less Than Twelve Months	77,800
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	$ 0
Gross Unrealized Loss, Less Than Twelve Months		(144)
Fair Value, Less Than Twelve Months		36,863
Gross Unrealized Loss, More Than Twelve Months		0
Fair Value, More Than Twelve Months		$ 0